SEMI-ANNUAL REPORT AS OF
SEPTEMBER 30, 1996 (UNAUDITED)


SEI ASSET
ALLOCATION TRUST



===============================================================================
Diversified Conservative Income
===============================================================================
Diversified Conservative
===============================================================================
Diversified Moderate Growth
===============================================================================
Diversified Global Growth
===============================================================================
Diversified U.S. Stock
===============================================================================


[LOGO]
SEI

TABLE OF CONTENTS
===============================================================================


STATEMENT OF NET ASSETS..............................................     1
STATEMENT OF OPERATIONS..............................................     4
STATEMENTS OF CHANGES IN NET ASSETS..................................     5
FINANCIAL HIGHLIGHTS.................................................     6
NOTES TO FINANCIAL STATEMENTS........................................     7

STATEMENT OF NET ASSETS
===============================================================================

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1996 (UNAUDITED)

DIVERSIFIED CONSERVATIVE
INCOME FUND
-------------------------------------------------------------------------------
                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
-------------------------------------------------------------------------------

EQUITY FUNDS -- 25.0%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio        15,533       $   233
   SEI Institutional Managed Trust
     Large Cap Value Portfolio         14,084           208
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio         2,069            42
   SEI Institutional Managed Trust
     Small Cap Value Portfolio          3,143            41
                                                    -------
TOTAL EQUITY FUNDS
   (Cost $501)                                          524
                                                    -------

FIXED INCOME FUNDS -- 53.5%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio
     (Cost $1,112)                    109,431         1,120
                                                    -------

MONEY MARKET FUNDS -- 19.1%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio
     (Cost $400)                      399,606           400
                                                     ------
TOTAL INVESTMENTS -- 97.6%
   (Cost $2,013)                                      2,044
                                                     ------
OTHER ASSETS AND LIABILITIES -- 2.4%
   Other Assets and Liabilities, Net                     51
                                                     ------

NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based
 on 169,845 outstanding shares
 of beneficial interest                               1,721
Portfolio Shares of Class D (unlimited
 authorization -- no par value) based on
 32,388 outstanding shares
 of beneficial interest                                 325
Undistributed net investment income                      17
Accumulated net realized gain on investments              1
Net unrealized appreciation on investments               31
                                                     ------
TOTAL NET ASSETS-- 100.0%                            $2,095
                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                         $10.37
                                                     ======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                         $10.33
                                                     ======




DIVERSIFIED CONSERVATIVE
FUND
-------------------------------------------------------------------------------
                                                      MARKET
DESCRIPTION                            SHARES       VALUE (000)
-------------------------------------------------------------------------------

EQUITY FUNDS -- 40.6%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio       30,357        $  456
   SEI Institutional Managed Trust
     Large Cap Value Portfolio        27,708           410
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio        3,304            68
   SEI Institutional Managed Trust
     Small Cap Value Portfolio         7,313            96
   SEI International Trust Core
     International Equity Portfolio   23,269           243
                                                    ------
TOTAL EQUITY FUNDS
   (Cost $1,209)                                     1,273
                                                    ------
FIXED INCOME FUNDS -- 56.9%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     129,657         1,326
   SEI International Trust Fixed
     Income Portfolio                 41,038           455
                                                    ------
TOTAL FIXED INCOME FUNDS
   (Cost $1,788)                                     1,781
                                                    ------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio
     (Cost $30)                       30,126            30
                                                    ------
TOTAL INVESTMENTS -- 98.5%
   (Cost $3,027)                                     3,084
                                                    ------
OTHER ASSETS AND LIABILITIES -- 1.5%
   Other Assets and Liabilities, Net                    48
                                                    ------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based
 on 151,962 outstanding shares
 of beneficial interest                              1,410
Portfolio Shares of Class D (unlimited
 authorization -- no par value) based
 on 176,346 outstanding shares
 of beneficial interest                              1,631
Undistributed net investment income                     13
Accumulated net realized gain on investments            21
Net unrealized appreciation on investments              57
                                                    ------
TOTAL NET ASSETS-- 100.0%                           $3,132
                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                         $9.56
                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                         $9.52
                                                    ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               1

STATEMENT OF NET ASSETS
===============================================================================

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1996 (UNAUDITED)

DIVERSIFIED MODERATE
GROWTH FUND
-------------------------------------------------------------------------------
                                                        MARKET
DESCRIPTION                              SHARES      VALUE (000)
-------------------------------------------------------------------------------

EQUITY FUNDS -- 60.3%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio         191,433       $ 2,877
   SEI Institutional Managed Trust
     Large Cap Value Portfolio          180,363         2,666
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio          20,018           410
   SEI Institutional Managed Trust
     Small Cap Value Portfolio           40,474           533
   SEI International Trust Core
     International Equity Portfolio     149,097         1,554
                                                      -------
TOTAL EQUITY FUNDS
   (Cost $7,692)                                        8,040
                                                      -------
FIXED INCOME FUNDS -- 38.2%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio        369,569         3,781
   SEI International Trust Fixed
     Income Portfolio                   118,364         1,311
                                                      -------
TOTAL FIXED INCOME FUNDS
   (Cost $5,057)                                        5,092
                                                      -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio
     (Cost $129)                        129,314           129
                                                      -------
TOTAL INVESTMENTS -- 99.5%
   (Cost $12,878)                                      13,261
                                                      -------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Other Assets and Liabilities, Net                       62
                                                      -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based on
 725,805 outstanding shares of
 beneficial interest                                    7,419
Portfolio Shares of Class D (unlimited
 authorization -- no par value) based on
 550,941 outstanding shares of beneficial interest      5,489
Undistributed net investment income                        36
Accumulated net realized loss on investments               (4)
Net unrealized appreciation on investments                383
                                                      -------
OTAL NET ASSETS-- 100.0%                              $13,323
                                                      =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                           $10.46
                                                      =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                           $10.41
                                                      =======


DIVERSIFIED GLOBAL
GROWTH FUND
-------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                              SHARES       VALUE (000)
-------------------------------------------------------------------------------

EQUITY FUNDS -- 84.0%
   SEI Institutional Managed Trust
     High Yield Bond Portfolio          40,597         $  452
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio        190,176          2,858
   SEI Institutional Managed Trust
     Large Cap Value Portfolio         178,091          2,632
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio         23,677            486
   SEI Institutional Managed Trust
     Small Cap Value Portfolio          43,832            577
   SEI International Trust Core
     International Equity Portfolio    169,764          1,769
   SEI International Trust Emerging
     Markets Equity Portfolio           74,063            857
                                                      -------
TOTAL EQUITY FUNDS
   (Cost $9,174)                                        9,631
                                                      -------
FIXED INCOME FUNDS -- 14.5%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio       130,094          1,331
   SEI International Trust Fixed
     Income Portfolio                   30,277            336
                                                      -------
TOTAL FIXED INCOME FUNDS
   (Cost $1,653)                                        1,667
                                                      -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio
     (Cost $110)                       109,984            110
                                                      -------
TOTAL INVESTMENTS -- 99.5%
   (Cost $10,937)                                     $11,408
                                                      -------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Other Assets and Liabilities, Net                       53
                                                      -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based on
 524,291 outstanding shares of beneficial
 interest                                               5,290
Portfolio Shares of Class D (unlimited
 authorization -- no par value) based on
 576,503 outstanding shares
 of beneficial interest                                 5,696
Undistributed net investment income                        13
Accumulated net realized loss on investments               (9)
Net unrealized appreciation on investments                471
                                                      -------
TOTAL NET ASSETS-- 100.0%                              11,461
                                                      =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                           $10.43
                                                      =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                           $10.39
                                                      =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
2

DIVERSIFIED U.S. STOCK FUND
-------------------------------------------------------------------------------
                                                        MARKET
DESCRIPTION                               SHARES     VALUE (000)
-------------------------------------------------------------------------------

EQUITY FUNDS -- 98.6%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio           282,763       $4,250
   SEI Institutional Managed Trust
     Large Cap Value Portfolio            271,557        4,013
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio            34,275          703
   SEI Institutional Managed Trust
     Small Cap Value Portfolio             66,655          878
                                                       -------
TOTAL EQUITY FUNDS
   (Cost $9,252)                                         9,844
                                                       -------

MONEY MARKET FUNDS -- 0.9%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio
     (Cost $95)                            94,677           95
                                                       -------
TOTAL INVESTMENTS -- 99.5%
   (Cost $9,347)                                         9,939
                                                       -------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Other Assets and Liabilities, Net                        46
                                                       -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based on
 448,724 outstanding shares of beneficial
 interest                                                4,639
Portfolio Shares of Class D (unlimited
 authorization -- no par value) based on
 488,805 outstanding shares
 of beneficial interest                                  4,816
Distributions in excess of net investment
   income                                                   (1)
Accumulated net realized loss on investments               (61)
Net unrealized appreciation on investments                 592
                                                       -------
TOTAL NET ASSETS-- 100.0%                               $9,985
                                                       =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                            $10.68
                                                       =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                            $10.63
                                                       =======



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               3

STATEMENT OF OPERATIONS (000)
===============================================================================

SEI ASSET ALLOCATION TRUST -- FOR THE PERIOD ENDED SEPTEMBER 30, 1996
(UNAUDITED)

                                               ------------    ------------   -----------    -----------    ------------
                                               DIVERSIFIED                    DIVERSIFIED    DIVERSIFIED
                                               CONSERVATIVE     DIVERSIFIED    MODERATE        GLOBAL       DIVERSIFIED
                                                  INCOME       CONSERVATIVE     GROWTH         GROWTH       U.S. STOCK
                                                  FUND (1)        FUND (2)      FUND (3)        FUND (4)       FUND (5)
                                               ------------    ------------   -----------    -----------    ------------
INVESTMENT INCOME:
   Dividends                                       $ 19           $ 17            $ 52          $ 29           $ 11
                                                   ----           ----            ----          ----           ----
EXPENSES:
   Administration fees                                1              1               5             5              4
   Less administration fees waived                   (1)            (1)             (5)           (5)            (4)
   Investment advisory fees                          --              1               3             2              2
   Less investment advisory fees waived              --             (1)             (3)           (2)            (2)
   Contribution from administrator                  (26)           (21)            (35)          (35)           (42)
   Custodian fees                                    --             --               1             1              1
   Transfer agent fees                               11             10              13            13             14
   Professional fees                                  2              2               4             4              5
   Registration & filing fees                         7              6               8             8              9
   Printing                                           5              3               9            10             13
   Trustee                                           --             --               1             1              1
   Distribution & shareholder
     servicing fees*                                  1              3              11            12              9
   Amortization of deferred
     organization costs                               1              1               1             1              1
   Miscellaneous expense                             --             --               1             1              1
                                                   ----           ----            ----          ----           ----
         Total expenses                               1              4              14            16             12
                                                   ----           ----            ----          ----           ----
NET INVESTMENT INCOME (LOSS)                         18             13              38            13             (1)
                                                   ----           ----            ----          ----           ----
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net realized gain (loss) from
     security transactions                           --             22              (4)           (9)           (61)
   Net change in unrealized
     appreciation on investments                     31             57             383           471            592
                                                   ----           ----            ----          ----           ----
NET INCREASE IN NET ASSETS FROM OPERATIONS         $ 49           $ 92            $417          $475           $530
                                                   ====           ====            ====          ====           ====

*ALL DISTRIBUTION AND SHAREHOLDER SERVICING FEES ARE INCURRED AT THE CLASS D LEVEL.
(1) COMMENCED OPERATIONS 06/13/96.
(2) COMMENCED OPERATIONS 06/26/96.
(3) COMMENCED OPERATIONS 05/30/96.
(4) COMMENCED OPERATIONS 05/30/96.
(5) COMMENCED OPERATIONS 05/13/96.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
4

STATEMENTS OF CHANGES IN NET ASSETS (000)
===============================================================================

SEI ASSET ALLOCATION TRUST -- FOR THE PERIOD ENDED SEPTEMBER 30, 1996
 (UNAUDITED)


                                                              -----------  ----------   ------------   -----------  -----------
                                                              DIVERSIFIED                DIVERSIFIED   DIVERSIFIED
                                                              CONSERVATIVE  DIVERSIFIED   MODERATE       GLOBAL      DIVERSIFIED
                                                                INCOME     CONSERVATIVE    GROWTH        GROWTH       U.S. STOCK
                                                                FUND (1)     FUND (2)      FUND (3)       FUND (4)     FUND (5)
                                                              -----------  ----------   ------------   -----------  -----------
OPERATIONS:
   Net investment income (loss)                                $     18      $     13      $     38      $     13      $     (1)
   Net realized gain (loss) from security transactions             --              22            (4)           (9)          (61)
   Net change in unrealized appreciation on investments              31            57           383           471           592
                                                               --------      --------      --------      --------      --------
   Net increase in net assets resulting from operations              49            92           417           475           530
                                                               --------      --------      --------      --------      --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                         (1)         --              (2)         --            --
     Class D                                                       --            --            --            --            --
                                                               --------      --------      --------      --------      --------
   Total dividends distributed                                       (1)         --              (2)         --            --
                                                               --------      --------      --------      --------      --------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                    1,832         1,417         7,896         5,497         6,439
   Shares issued in lieu of cash distributions                        1          --               2          --            --
   Cost of shares repurchased                                      (207)           (8)         (479)         (207)       (1,800)
                                                               --------      --------      --------      --------      --------
   Increase in net assets derived from Class A transactions       1,626         1,409         7,419         5,290         4,639
                                                               --------      --------      --------      --------      --------
CLASS D:
   Proceeds from shares issued                                      330         3,124         7,220         6,736         5,764
   Shares issued in lieu of cash distributions                     --            --            --            --            --
   Cost of shares repurchased                                        (6)       (1,494)       (1,732)       (1,041)         (949)
                                                               --------      --------      --------      --------      --------
   Increase in net assets derived from Class D transactions         324         1,630         5,488         5,695         4,815
                                                               --------      --------      --------      --------      --------
   Increase in net assets derived from capital
     share transactions                                           1,950         3,039        12,907        10,985         9,454
                                                               --------      --------      --------      --------      --------
   Net increase in net assets                                     1,998         3,131        13,322        11,460         9,984
                                                               --------      --------      --------      --------      --------
NET ASSETS:
   Beginning of period                                               97             1             1             1             1
                                                               --------      --------      --------      --------      --------
   End of period                                               $  2,095      $  3,132      $ 13,323      $ 11,461      $  9,985
                                                               --------      --------      --------      --------      --------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Shares issued                                                    181           153           773           544           626
   Shares issued in lieu of cash distributions                     --            --            --            --            --
   Shares repurchased                                               (21)           (1)          (47)          (20)         (178)
                                                               --------      --------      --------      --------      --------
     Total Class A transactions                                     160           152           726           524           448
                                                               --------      --------      --------      --------      --------
CLASS D:
   Shares issued                                                     33           337           723           681           584
   Shares issued in lieu of cash distributions                     --            --            --            --            --
   Shares repurchased                                                (1)         (161)         (172)         (104)          (95)
                                                               --------      --------      --------      --------      --------
     Total Class D transactions                                      32           176           551           577           489
                                                               --------      --------      --------      --------      --------
   Increase in capital shares                                       192           328         1,277         1,101           937
                                                               ========      ========      ========      ========      ========




(1) COMMENCED OPERATIONS 06/13/96.
(2) COMMENCED OPERATIONS 06/26/96.
(3) COMMENCED OPERATIONS 05/30/96.
(4) COMMENCED OPERATIONS 05/30/96.
(5) COMMENCED OPERATIONS 05/13/96.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               5

FINANCIAL HIGHLIGHTS
===============================================================================

SEI ASSET ALLOCATION TRUST -- (UNAUDITED)


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED SEPTEMBER 30, 1996





                                                                                 NET
                       NET ASSET      NET    NET REALIZED AND   DIVIDENDS       ASSET
                         VALUE    INVESTMENT   UNREALIZED        FROM NET      VALUE                    NET ASSETS
                       BEGINNING    INCOME/     GAINS ON       INVESTMENT      END OF        TOTAL        END OF
                       OF PERIOD    (LOSS)     SECURITIES         INCOME       PERIOD       RETURN     PERIOD (000)
  -------------------------------------------------------------------------------------------------------------------


-------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-------------------------------------
  CLASS A
  Period Ended
   09/30/96(1)             $10.12       $0.05      $0.21         ($0.01)         $10.37        2.57%**     $1,761
  CLASS D
  Period Ended
  09/30/96(2)              $10.09       $0.08      $0.17         ($0.01)         $10.33        2.47%**       $334
-------------------------------
DIVERSIFIED CONSERVATIVE FUND
-------------------------------
  CLASS A
  Period Ended
  09/30/96(3)              $9.26      ($0.09)     $0.39         $0.00            $9.56         3.25%**     $1,453
    CLASS D
  Period Ended
  09/30/96(4)              $9.33       $0.03      $0.16         $0.00            $9.52         2.04%**     $1,679
 ---------------------------------
DIVERSIFIED MODERATE GROWTH FUND
---------------------------------

  CLASS A
  Period Ended
  09/30/96(5)             $10.19       $0.03      $0.24         $0.00           $10.46         2.69%**     $7,589
    CLASS D
  Period Ended
  09/30/96(6)             $10.21       $0.01      $0.19         $0.00           $10.41         1.96%**     $5,734
 --------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------

  CLASS A
  Period Ended
  09/30/96(1)             $10.19       $0.02      $0.22         $0.00           $10.43          2.37%**    $5,470
  (0.54%)* 19%
  CLASS D
  Period Ended
  09/30/96(6)             $10.24       $0.00      $0.15         $0.00           $10.39          1.46%**    $5,991
 -------------------------------
DIVERSIFIED U.S. STOCK FUND
-------------------------------
  CLASS A
  Period Ended
  09/30/96(7)             $10.27       $0.02      $0.39         $0.00           $10.68          3.99%**    $4,791
    CLASS D
  Period Ended
  09/30/96(4)             $10.36      ($0.02)     $0.29         $0.00           $10.63          2.61%**    $5,194




                                                                                  RATIO OF
                                                 RATIO OF NET     RATIO         NET INVESTMENT
                                    RATIO OF      INVESTMENT    OF EXPENSES     INCOME(LOSS)
                                    EXPENSES        INCOME/      TO AVERAGE     TO AVERAGE
                                   TO AVERAGE      (LOSS) TO     NET ASSETS      NET ASSETS       PORTFOLIO
                                      NET           AVERAGE      (EXCLUDING      (EXCLUDING       TURNOVER
                                     ASSETS        NET ASSETS     WAIVERS)        WAIVERS)          RATE

---------------------------------------------------------------------------------------------------------------


-------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-------------------------------------
  CLASS A
  Period Ended
  09/30/96(1)                         0.12%*        4.37%*        5.58%*           (1.09%)*           16%
    CLASS D
  Period Ended
  09/30/96(2)                         1.12%*        3.24%*       11.16%*           (6.80%)*           16%
  -------------------------------
DIVERSIFIED CONSERVATIVE FUND
-------------------------------

  CLASS A
  Period Ended
  09/30/96(3)                         0.12%*        2.81%*        4.63%*           (1.70%)*            89%
  CLASS D
  Period Ended
  09/30/96(4)                         1.12%*        1.59%*        4.05%*           (1.34%)*            89%
 ---------------------------------
DIVERSIFIED MODERATE GROWTH FUND
---------------------------------

  CLASS A
  Period Ended
  09/30/96(5)                         0.12%*        2.03%*        1.64%*             0.51%*             29%
   CLASS D
  Period Ended
  09/30/96(6)                         1.12%*        0.66%*        2.90%*            (1.12%)*            29%
 -------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------

  CLASS A
  Period Ended
  09/30/96(1)                         0.12%*        1.38%*        2.04%*            (0.54%)*            19%
   CLASS D
  Period Ended
  09/30/96(6)                         1.12%*       (0.01%)*       2.85%*            (1.74%)*            19%
 -------------------------------
DIVERSIFIED U.S. STOCK FUND
-------------------------------
  CLASS A
  Period Ended
  09/30/96(7)                         0.12%*        0.84%*        2.63%*             (1.67%)*           43%

  CLASS D
  Period Ended
  09/30/96(4)                         1.12%*       (1.07%)*       2.90%*             (2.85%)*           43%



 *  ANNUALIZED.
**  TOTAL RETURN HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS 06/13/96.
(2) COMMENCED OPERATIONS 06/21/96.
(3) COMMENCED OPERATIONS 06/26/96.
(4) COMMENCED OPERATIONS 07/01/96.
(5) COMMENCED OPERATIONS 06/10/96.
(6) COMMENCED OPERATIONS 05/30/96.
(7) COMMENCED OPERATIONS 05/13/96.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
6

NOTES TO FINANCIAL STATEMENTS
===============================================================================

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1996 (UNAUDITED)



1.   ORGANIZATION:
The Trust is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Fund Management (the "Manager"). Each Fund and class of shares commenced operations upon the purchase of fund shares other than the initial shares purchased by the Manager. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five diversified
Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain of the underlying Portfolios, which are separately- managed series of the following investment companies: SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund or class of shares is calculated each business day. In general, it is computed by dividing the assets of each Fund or class of shares less its liabilities, by the number of outstanding shares of the Fund or class. The assets of each Fund consist primarily of the underlying Portfolios, which are valued at their respective net asset values. The underlying Portfolios' investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale price was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Fund's are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.

3.   INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING
AGREEMENTS:
Under the Investment Advisory Agreement with the Trust, SEI Financial Management Corporation ("SFM" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services, and shareholder servicing. For these services to the Funds, the Manager is entitled to a fee, which is calculated daily and paid

NOTES TO FINANCIAL STATEMENTS
===============================================================================

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1996 (UNAUDITED)


monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the lower of the maximum limitations established by certain states or voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Financial Services company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4.   ORGANIZATIONAL COSTS, AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Fund and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust is a Partner.
     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

5.   INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 1996 were as follows:

Diversified Conservative Income Fund
                    U.S. GOVERNMENT
                      SECURITIES       ALL OTHER   TOTAL
                         (000)           (000)     (000)
                    ---------------    ---------  -------
PURCHASES..........        $--          $1,780    $1,780
SALES..............         --             167       167

Diversified Conservative Fund
                    U.S. GOVERNMENT
                      SECURITIES       ALL OTHER   TOTAL
                         (000)           (000)     (000)
                    ---------------    ---------  -------
PURCHASES..........        $--          $4,515    $4,515
SALES..............         --           1,540     1,540

Diversified Moderate Growth Fund
                    U.S. GOVERNMENT
                      SECURITIES       ALL OTHER   TOTAL
                         (000)           (000)     (000)
                    ---------------    ---------  -------
PURCHASES..........        $--         $14,914   $14,914
SALES..............         --           2,161     2,161

Diversified Global Growth Fund
                    U.S. GOVERNMENT
                      SECURITIES       ALL OTHER   TOTAL
                         (000)           (000)     (000)
                    ---------------    ---------  -------
PURCHASES..........        $--         $12,048   $12,048
SALES..............         --           1,213     1,213

Diversified U.S. Stock Fund
                    U.S. GOVERNMENT
                      SECURITIES       ALL OTHER   TOTAL
                         (000)           (000)     (000)
                    ---------------    ---------  -------
PURCHASES..........        $--         $11,830   $11,830
SALES..............         --           2,517     2,517

At September 30, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at September 30, 1996 for each Fund is as follows:

                                                   NET
                    APPRECIATED  DEPRECIATED   UNREALIZED
                    SECURITIES   SECURITIES   APPRECIATION
                       (000)        (000)         (000)
                    -----------  -----------  ------------
Diversified
   Conservative
   Income              $ 32          $ (1)        $ 31
Diversified
   Conservative          65            (8)          57
Diversified
   Moderate
   Growth               392            (9)         383
Diversified
   Global
   Growth               491           (20)         471
Diversified
   U.S. Stock           594            (2)         592

                                      NOTES

                                      NOTES

===============================================================================
SEI ASSET ALLOCATION TRUST
===============================================================================
SEMI-ANNUAL REPORT
===============================================================================
SEPTEMBER 30, 1996 (UNAUDITED)

Robert A. Nesher
CHAIRMAN
TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Stephen G. Meyer
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. Lydon
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
SEI Financial Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Price Waterhouse LLP









THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK. FOR MORE INFORMATION
CALL 1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET)800(BULLET)342(BULLET)5734

[LOGO OMITTED]
SEI
FINANCIAL
SERVICES
COMPANY
680 East Swedesford Road
Wayne, PA 19087-1658
800-DIAL-SEI/800-342-5734









      SEI-F-118-01